13F-HR
		Form 13F Holdings Report


                        UNITED STATES
               SECURITIES AND EXCHANGE COMMISION
                   Washington, D.C.  20549

                        FORM 13F

                  FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: June 30, 2006

Check here if Amendment  [  ]; Amendment Number
This Amendment (Check only one.):[   ] is a restatement
				[   ]  adds new holding entries.


Institutional Investment Manager Filing this Report:

Name:		The Keller Group Investment Management, Inc.
Address: 	18300 Von Karman Avenue
		Suite  600
		Irvine, CA  92612-1051

13F File Number: 	28-05785

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedule, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Gregory S. Bruce
Title:	Chief Compliance Officer
Phone:	949-476-0300
Signature, Place, and Date of Signing:


Gregory S. Bruce		Irvine, California	      August 10, 2006

Report Type  (Check only one.):

[ X]	13F HOLDINGS REPORT.

[   ]	13F NOTICE.

[   ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0
Form 13F Information Table Entry Total: 	83
Form 13F Information Table Value Total: 	$327510

List of Other Included Managers:

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co                          COM              88579y101      664     8221 SH       SOLE                     8221
Abbott Laboratories            COM              002824100    11672   267649 SH       SOLE                   267649
American International Group   COM              026874107    10529   178301 SH       SOLE                   178301
Amgen                          COM              031162100      886    13581 SH       SOLE                    13581
Anadarko Petroleum Corp        COM              032511107    11437   239824 SH       SOLE                   239824
Anheuser Busch Co Inc          COM              035229103      300     6578 SH       SOLE                     6578
Applied Materials              COM              038222105     6408   393596 SH       SOLE                   393596
Arrowhead Research Corp        COM              042797100      102    20000 SH       SOLE                    20000
Automatic Data Processing      COM              053015103     8223   181328 SH       SOLE                   181328
Bank of America Corp           COM              060505104      479     9959 SH       SOLE                     9959
Berkshire Hathaway Inc Cl A    CL A             084670108     1100       12 SH       SOLE                       12
BP Plc Spon Adr                SPONSORED ADR    055622104      412     5923 SH       SOLE                     5923
Cadbury Schweppes ADR F        ADR              127209302     8924   229883 SH       SOLE                   229883
Caterpillar Inc                COM              149123101      238     3194 SH       sOLE                     3194
Chevron Texaco Corp            COM              166764100      677    10903 SH       SOLE                    10903
Cisco Systems Inc.             COM              17275r102     6795   347939 SH       SOLE                   347939
Citigroup Inc                  COM              172967101     9495   196777 SH       SOLE                   196777
Cohen & Steers Slct Util Fd    COM              19248a109      542    26242 SH       SOLE                    26242
Colgate Palmolive              COM              194162103      227     3795 SH       SOLE                     3795
Comcast Corp Special Cl A      CL A SPL         20030n200    10252   312763 SH       SOLE                   312763
Conoco Phillips                COM              20825c104      256     3905 SH       SOLE                     3905
Consolidated Graphics Inc      COM              209341106      211     4050 SH       SOLE                     4050
Costco                         COM              22160k105      356     6230 SH       SOLE                     6230
Devin Energy Corp              COM              25179m103     8584   142103 SH       SOLE                   142103
Diageo ADR                     SPON ADR NEW     25243q205    11923   176502 SH       SOLE                   176502
Discovery Holding Co  A        CL A COM         25468y107      882    60258 SH       SOLE                    60258
DRDGold                        SPONSORED ADR    26152h103       27    19400 SH       SOLE                    19400
Dreman/Claymore Dvd & Inc Fd   COM              26153r100      761    39429 SH       SOLE                    39429
Edison International           COM              281020107     1222    31326 SH       SOLE                    31326
Evergreen Managed Income Fund  COM              30024y104     3571   220565 SH       SOLE                   220565
Exxon Corp                     COM              30231g102     1604    26144 SH       SOLE                    26144
Fannie Mae                     COM              313586109     6268   130320 SH       SOLE                   130320
Fiduciary Claymore Dynm EQ F   COM              31647t100      320    17739 SH       SOLE                    17739
Fifth Third Bancorp            COM              316773100     5974   161666 SH       SOLE                   161666
First Data Corporation         COM              319963104     9925   220365 SH       SOLE            	    220365
Freddie Mac                    COM              313400301    11768   206427 SH       SOLE                   206427
General Electric Company       COM              369604103    10479   317936 SH       SOLE                   317936
Goldman Sachs Group Inc        COM              38141g104     6052    40228 SH       SOLE                    40228
Home Depot Inc                 COM              437076102     8368   233818 SH       SOLE                   233818
Int'l Business Machines Corp   COM              459200101      335     4366 SH       SOLE                     4366
Intel Corp.                    COM              458140100      306    16082 SH       SOLE                    16082
Interdigital comm Corp         COM              45866a105      314     9000 SH       SOLE                     9000
International Game Technology  COM              459902102     7956   209707 SH       SOLE                   209707
Johnson & Johnson              COM              478160104      607    10126 SH       SOLE                    10126
JPMorgan Chase                 COM              46625h100      396     9435 SH       SOLE                     9435
Liberty Media Holding Cap Cm A CAP COM SER A    53071m302     3429    40930 SH       SOLE                    40930
Liberty Media Holding Int A    INT COM SER A    53071m104     3555   205985 SH       SOLE                   205985
Microsoft Corp.                COM              594918104    12135   520806 SH       SOLE                   520806
National Oilwell Varco Inc     COM              637071101     5666    89480 SH       SOLE                    89480
Neuberger Berman CA Int Mun    COM              64123c101      373    27200 SH       SOLE                    27200
Novartis AG ADR                SPONSORED ADR   	66987V109     9022   167317 SH       SOLE                   167317
Nuveen CA Muni Value Fund      COM              67062c107     2048   217181 SH       SOLE                   217181
Nuveen CA Municipal Market Opp COM              67062u107      184    12600 SH       SOLE                    12600
Nuveen CA Qlty Incm Mun        COM              670985100      213    15000 SH       SOLE                    15000
Nuveen Invmt Quality Muni Fd   COM              67062e103      195    13750 SH       SOLE                    13750
Nuveen Muni Advg Inc Fund      COM              67062H106      205    13750 SH       SOLE                    13750
Nuveen Muni Mkt Opportunity Fd COM              67062w103      190    13750 SH       SOLE                    13750
Nuveen Quality Income Muni Fd  COM              670977107      247    17600 SH       SOLE                    17600
Nuveen Select Quality Muni Fd  COM              670973106      206    13750 SH       SOLE                    13750
Nuveen Select Tax Free Inc PortSH BEN INT       67063c106     1528   114971 SH       SOLE                   114971
Oracle Corp                    COM              68389x105      675    46613 SH       SOLE                    46613
Pepsico Inc                    COM              713448108    10334   172123 SH       SOLE                   172123
Pfizer Inc.                    COM              717081103     8128   346298 SH       SOLE                   346298
Pimco Floating Rate Strtgy F   COM              72201j104     3205   168929 SH       SOLE                   168929
Pimco High Income Fund         COM              722014107      792    52726 SH       SOLE                    52726
PNC Financial Services Group   COM              693475105      289     4115 SH       SOLE                     4115
Procter & Gamble Co            COM              742718109      355     6383 SH       SOLE                     6383
Qualcomm Inc                   COM              747525103    26666   665487 SH       SOLE                   665487
Radica Games LTD               ORD              G7342h107      465    45536 SH       SOLE                    45536
RLI Corporation                COM              749607107      396     8222 SH       SOLE                     8222
Samaritan Pharimaceuticals     COM              79586q108       23    53500 SH       SOLE                    53500
Sclumberger LTD.               COM              806857108      333     5121 SH       SOLE                     5121
Smith International            COM              832110100     1106    24870 SH       SOLE                    24870
Southern Company               COM              842587107      256     8000 SH       SOLE                     8000
Time Warner Inc                COM              887317105      246    14245 SH       SOLE                    14245
Tribune Co                     COM              896047107     6769   208712 SH       SOLE                   208712
Verizon Communication          COM              92343v104      338    10081 SH       SOLE                    10081
Wal Mart Stores Inc            COM              931142103    10497   217923 SH       SOLE                   217923
Walt Disney Co                 COM DISNEY       254687106     7955   265155 SH       SOLE                   265155
Washington Mutual Inc          COM              939322103    11337   248718 SH       SOLE                   248718
Washington Post Cl B           CL B             939640108      699      896 SH       SOLE                      896
Waste Management Inc           COM              94106l109     8067   224839 SH       SOLE                   224839
Wells Fargo & Company          COM              949746fa4     1559    23243 SH       SOLE                    23243